T. ROWE PRICE Intermediate Tax-Free High Yield Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Nassau County IDA, EC, 5.00%, 9/8/21 (1) 518 —
Total Common Stocks (Cost $–) —
MUNICIPAL SECURITIES 99.5%
ALABAMA  2.2%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  415 435
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 106
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 208
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  150 157
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (2)(3) 205 113
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.00%, 1/1/22 (2)(3) 80 44
Jefferson County, Sewer Revenue, 5.00%, 10/1/39  500 520
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  375 367
Southeast Energy Auth., Series B, VRDN, 5.25%, 3/1/55
(Tender 1/1/33)  500 516
2,466
ALASKA  0.0%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  35 33
33
ARIZONA  2.2%
Arizona IDA, Series A, 4.00%, 7/15/27 (4) 120 119
Arizona IDA, Series A, 4.00%, 7/15/30 (4) 455 443
Arizona IDA, Series A, 4.00%, 7/15/33 (4) 100 93
Arizona IDA, Series A, 4.00%, 7/15/34 (4) 100 92
Arizona IDA, Series A, 4.00%, 7/15/35 (4) 250 226
Arizona IDA, Odyssey Preparatory Academy Project, 4.375%,
7/1/39 (4) 200 178
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (4) 300 288
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (5) 375 369
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (5) 325 331

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  100 102
Salt Verde Financial, 5.25%, 12/1/26  100 102
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/44 (4) 100 95
2,438
ARKANSAS  0.3%
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (5) 350 350
350
CALIFORNIA  4.6%
Burbank-Glendale-Pasadena Airport Auth., Brick Campaign,
Series B, 4.125%, 7/1/41 (5)(6) 250 231
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  725 750
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender
11/1/30)  150 159
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  91 91
California Housing Fin. Agency, Power Station Block, Series L,
5.20%, 12/1/27 (4) 250 254
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.25%, 1/1/45 (4) 300 284
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (4) 200 200
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 405 398
California PFA, Senior Lien, Series A-2, 6.50%, 7/1/65 (4) 250 244
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  350 350
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 250
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (4) 200 200
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (4) 250 253
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 97
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  250 251
CSCDA Community Improvement Auth., Link-Glendale
Sustainable Bond, 3.00%, 7/1/45 (4) 1,000 755
Del Mar Race Track Auth., 5.00%, 10/1/38  120 120

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  500 225
5,112
COLORADO  2.2%
Colorado Ed. & Cultural Fac. Auth., Senior Lien, Series A-1,
6.50%, 2/1/45 (4) 250 252
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 100
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 98
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (4) 450 345
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (5) 150 150
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  500 502
Public Auth. for Colorado Energy, 6.25%, 11/15/28  255 266
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 463
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  500 292
2,468
CONNECTICUT  1.6%
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  250 235
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/31  450 450
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/32  550 548
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 352
Hamden Town, Whitney Center, 5.00%, 1/1/30  135 136
1,721
DELAWARE  2.4%
Delaware Economic Dev. Auth., Academia Antonia Alonso
Charter School Project, Series A, 5.75%, 7/1/45 (4)(7) 250 247
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 180
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 100
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/41  270 234
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  140 140
Delaware State HFA, Beebe Medical Center Project, 5.00%,
6/1/30  835 857
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 644
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 253
2,655

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA  1.1%
Dist. of Columbia, 5.00%, 1/1/29  160 154
District of Columbia, Ingleside at Rock Creek, Series A,
4.125%, 7/1/27  200 199
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 227
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  150 149
District of Columbia, Ingleside at Rock Creek, Series A,
5.125%, 6/1/34 (4) 250 246
District of Columbia, Rocketship DC Obigated Group, Series A,
5.00%, 6/1/34  270 273
1,248
FLORIDA  8.8%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  200 203
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  125 131
Capital Projects Fin. Auth., Unionwest Properties LLC Project,
Series A-1, 5.25%, 6/1/44 (4) 500 498
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/25 (4) 100 100
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/31 (4) 100 95
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (4) 150 123
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 4.75%, 7/1/40 (4) 250 239
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.00%, 6/15/34 (4) 250 255
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32 (2)(3) 225 180
Coastal Ridge Community Dev. Dist., 5.75%, 5/1/45 (7) 250 250
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 254
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  75 74
East Nassau Stewardship Dist., BAN, 5.25%, 5/1/29  300 299
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (4)(5) 250 249
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  205 207
Florida Dev. Fin., Waste Pro Project, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (4)(5) 350 354
Florida Municipal Loan Council, Shingle Creek Transit & Utility
Community Dev. Dist., 4.50%, 5/1/31 (5) 100 100

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Golden Gem Community Dev. Dist., 5.15%, 5/1/31  250 252
Hammock Oaks Community Dev. Dist., Assesment Area Two,
5.00%, 5/1/31  300 302
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 4.50%, 5/1/32 (4) 100 101
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (4) 190 188
Hobe-St. Lucie Conservancy Dist., 4.75%, 5/1/31  250 254
Lakes of Sarasota Community Dev. Dist., Series A, 4.75%,
5/1/31  355 354
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 124
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 126
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  100 99
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 147
Lee County Airport, 5.25%, 10/1/42 (5) 500 515
Lee County IDA, Shell Point, Tax Exempt Mandatory Paydown
Securities, Series 2024B-1, 4.75%, 11/15/29  250 251
LTC Ranch West Residential Community Dev. Dist., Assesment
Area Three, 4.875%, 5/1/31  315 317
Malabar Springs Community Dev. Dist., Assesment Area One,
4.50%, 5/1/31  220 219
Marion Ranch Community Dev. Dist., 5.10%, 5/1/31  210 211
Mirada Community Dev. Dist., Assesment Area Three, 4.75%,
5/1/31  245 245
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  245 230
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  350 345
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  120 104
Parrish Lakes Community Dev. Dist., Assesment Area Three,
5.00%, 5/1/31  210 210
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 243
Seminole County IDA, Series A, 4.00%, 6/15/36 (4) 315 290
Seminole Palms Community Dev. Dist., 4.45%, 5/1/31 (4) 250 248
Two Rivers West Community Dev. Dist., Series 2024, 4.80%,
5/1/31  220 221
Venice, Village on The Isle Project, Series B-1, 4.625%,
1/1/30 (4) 250 249
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33 (4) 110 111
West Villages Improvement Dist., Assesment Area, 4.50%,
5/1/31  205 205
9,772

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
GEORGIA  4.1%
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (2)(3) 200 90
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (2)(3) 200 90
Atlanta Dev. Auth., Westside Gultch Area Project, Series A,
5.00%, 4/1/34 (4) 200 199
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 115 114
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4) 300 280
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4) 150 126
Augusta Airport, Series A, 5.00%, 1/1/35  250 250
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  150 135
Gainesville & Hall County Dev. Auth., Brenau Univ. Project,
5.00%, 6/1/38  660 653
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 185 175
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 595 595
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (4) 280 282
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  500 518
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  250 263
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  125 132
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  125 131
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  300 312
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (4) 195 195
4,540
GUAM  0.5%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (5) 255 266
Antonio B Won Pat Int'l. Airport Auth., Series A, 5.00%,
10/1/34 (5) 100 103
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 129
498
ILLINOIS  3.7%
Chicago, Series A, GO, 5.00%, 1/1/27  145 148

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago, Series A, GO, 5.00%, 1/1/27 (8) 55 57
Chicago, Series A, GO, 5.00%, 1/1/34  500 518
Illinois, GO, 5.00%, 11/1/37  1,000 1,006
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  170 156
Illinois Fin. Auth., Goodman Theatre Project, Series A, 5.125%,
10/1/35 (4) 250 248
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (4) 200 201
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/32  140 139
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/33  145 144
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 257
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  250 156
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/38  1,000 529
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/31 (9) 100 78
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/35 (9) 660 411
4,048
INDIANA  1.7%
East Chicago, USG Project, 5.50%, 9/1/28 (5) 175 169
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.50%, 3/1/39  250 262
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  425 430
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%,
11/1/30  100 93
Indiana Fin. Auth., Senior Student Housnig Project, Series A,
4.25%, 7/1/44  250 222
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 325
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 5.00%, 3/1/33  250 262
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (4)(5) 100 100
1,863
IOWA  0.5%
Iowa Fin. Auth., Unity Point Health Project, Series B-2, VRDN,
1.75%, 2/15/39  500 500
500
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (4) 200 207
207

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
KENTUCKY  1.8%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 450
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  250 252
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 521
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  225 217
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  300 316
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 200
1,956
LOUISIANA  1.5%
Louisiana Local Gov't Environmental Fac. & Community Dev.
Auth., Westlake Chemical, 3.50%, 11/1/32  380 360
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  300 300
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (4) 300 319
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (4) 150 159
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  250 250
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  225 221
1,609
MAINE  0.1%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (4)(5) 100 97
97
MARYLAND  8.9%
Baltimore, Convention Center Hotel, 5.00%, 9/1/26  130 131
Baltimore, Convention Center Hotel, 5.00%, 9/1/30  300 303
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  255 258
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 100
Baltimore, East Baltimore Research Park, Series A, 4.50%,
9/1/33  250 246
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34 (4) 285 262
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  280 284
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  100 97

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  100 93
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (4) 100 100
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (4) 540 540
Maryland Economic Dev., Core Natural Resources Project,
VRDN, 5.00%, 7/1/48 (Tender 3/27/35) (4) 250 244
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  360 346
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (5) 1,150 1,160
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 168
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  250 251
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  530 545
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  250 257
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  200 204
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (6) 60 61
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (6) 155 157
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  500 499
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 152
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  1,500 1,506
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (4) 100 100
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 2.95%, 6/1/48  100 100
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33 (4) 440 448
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  120 103
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 101
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  240 239
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 101
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 97
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 241

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  395 395
9,889
MASSACHUSETTS  0.2%
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing, Series A, 4.25%, 7/1/34 (4) 170 166
166
MICHIGAN  1.7%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/33  250 251
Detroit, GO, 5.00%, 4/1/37  500 507
Ivywood Classical Academy, Public School, 5.00%, 1/1/34  350 351
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  90 87
Michigan Fin. Auth., Uni. of Detroit Mercy, 5.25%, 11/1/39  270 272
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (5) 400 398
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  100 12
1,878
MINNESOTA  0.4%
Apple Valley, Senior Housing, Series A, 5.375%, 9/1/45  100 99
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (4) 100 94
Minnesota Housing Fin. Agency, Sustainable Bond, Series A,
6.25%, 1/1/54  100 108
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 175
476
MISSOURI  1.2%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  755 721
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%,
8/15/25  110 110
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  30 30
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.00%, 6/1/29  150 152
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33 (4) 350 342
1,355
NEVADA  0.4%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 258
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 95

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Reno-Tahoe Airport Auth., Series A, 5.00%, 7/1/36 (5) 100 104
457
NEW HAMPSHIRE  1.7%
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  169 159
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  150 139
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  229 225
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  147 134
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (10) 247 229
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  206 186
New Hampshire Business Fin. Auth., Series 2024-4, Class A,
VR, 4.06%, 11/20/39  249 231
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.087%, 1/20/41  100 88
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (4)(5) 100 82
New Hampshire Business Fin. Auth., Tamarron Project, 5.25%,
12/1/35 (4) 209 207
New Hampshire Business Fin. Auth., Thomas Ranch Project,
Zero Coupon, 12/1/34 (4) 250 132
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  100 101
1,913
NEW JERSEY  1.7%
New Jersey, GO, 2.00%, 6/1/37  250 185
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  300 297
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  220 217
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (5) 400 398
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (5) 125 119
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (4)(5) 300 304
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (11) 250 129
Passaic County Improvement Auth., Paterson Charter School,
4.125%, 7/1/33  250 248
1,897
NEW YORK  4.7%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (4) 200 189

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (4) 190 191
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (4) 100 96
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (2)(4) 100 92
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (4) 100 89
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (4) 400 375
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 240
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (4) 300 301
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/28  75 76
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/29  175 176
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (10) 500 508
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4) 400 400
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (4) 200 200
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (4)(5) 250 255
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (5) 40 39
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (5) 215 215
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (5) 850 846
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (5) 495 501
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (5) 105 107
Southold Local Dev., Peconic Landing at Southhold, Inc.,
3.50%, 12/1/30  100 96
Westchester County Local Dev., Medical Center Obligated,
5.25%, 11/1/31 (6) 200 219
5,211
NORTH CAROLINA  1.3%
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series B, VRDN, 2.95%, 1/15/38  200 200

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/30  290 286
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  100 101
North Carolina Medical Care Commission, Penick Village
Project, Series A, 5.50%, 9/1/44  100 97
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25  45 45
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  575 556
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  160 160
1,445
NORTH DAKOTA  0.3%
Grand Forks, Altru Health System, Series A, 5.00%, 12/1/39 (6) 250 258
Horace, Series C, GO, 4.50%, 5/1/39  100 96
354
OHIO  2.1%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  1,190 1,030
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.25%, 12/1/38  250 251
Norwood, Rookwood Exchange Project, 4.375%, 12/1/30  200 199
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  240 233
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (4)(5) 190 189
Ohio Housing Fin. Agency, Silver Birch Of Mansfield, 6.00%,
1/1/45 (4) 250 236
Washington County, Memorial Health System Obligated Group,
6.625%, 12/1/42  220 233
2,371
OKLAHOMA  0.8%
Oklahoma County Fin. Auth., Astec Project, 5.25%, 6/15/34 (4) 250 247
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  135 98
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  28 2
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 511
858
OREGON  0.3%
Oregon State Fac. Auth., Redmond Proficiency Academy
Project, Series A, 4.625%, 6/15/35 (4) 265 263

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Oregon State Fac. Auth., Redmond Proficiency Academy
Project, Series A, 5.50%, 6/15/45 (4) 100 99
362
PENNSYLVANIA  4.1%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (4) 130 133
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (4) 100 101
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (4) 500 509
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  421 302
Butler County Hosp. Auth., 5.00%, 7/1/25  125 125
Chester County IDA, Woodlands at Graystone, 4.375%,
3/1/28 (4) 90 89
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (4) 175 154
Doylestown Hosp. Auth., 5.00%, 7/1/31 (4) 250 262
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 134
Montgomery County IDA, Constellation Energy, Series A,
VRDN, 4.10%, 4/1/53 (Tender 4/3/28)  250 253
Pennsylvania Economic DFA, 5.00%, 12/31/38 (5) 250 245
Pennsylvania Economic DFA, 5.25%, 6/30/35 (5) 500 531
Pennsylvania Economic DFA, Core Natural Resources Project,
VRDN, 5.45%, 1/1/51 (Tender 3/27/35) (4)(5) 250 248
Pennsylvania Economic DFA, Energy Supply, Series C, VRDN,
5.25%, 12/1/37 (Tender 6/1/27)  250 250
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.705%, 7/1/39 (6) 125 115
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%,
10/1/53  257 271
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  310 316
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (4) 145 147
Susquehanna Area Regional Airport Auth., 5.00%, 1/1/35 (5) 390 390
4,575
PUERTO RICO  8.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 489 293
Puerto Rico Commonwealth, GO, VR, 11/1/51 (12) 1,005 517
Puerto Rico Commonwealth, GO, VR, 11/1/51 (12) 553 338
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (4) 1,250 1,281

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,250 1,271
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  230 155
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  85 82
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  90 85
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  160 148
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  90 77
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  47 47
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  844 866
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 97
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 391
Puerto Rico Electric Power Auth., Series CCC, 4.25%,
7/1/23 (2)(3) 100 55
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (2)(3) 100 55
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (6) 130 128
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (2)
(3) 200 109
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)
(3) 120 65
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(3) 100 55
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)
(3) 245 134
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 1,021
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  545 385
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 319
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,363 1,270
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  416 388
9,632

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
SOUTH CAROLINA  0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  387 233
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  54 25
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  185 19
Patriots Energy Group Fin. Agency, Series B-1, 5.25%, 3/1/30  205 218
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (2)(3)(4)(5) 200 18
South Carolina Jobs Economic Dev. Auth., Woodlands at
Furman, Series A, 5.00%, 11/15/30  85 87
South Carolina Jobs-Economic Dev. Auth., International Paper,
VRDN, 4.00%, 4/1/33 (Tender 4/1/26) (5) 150 150
750
TENNESSEE  2.0%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing - CDFI Phase I, CDFI, 5.00%, 10/1/32  195 196
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (4)(5) 450 447
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 4.75%, 7/1/27 (2) 100 91
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 5.50%, 7/1/37 (2) 100 73
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (4) 100 100
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  1,275 1,293
2,200
TEXAS  6.4%
Arlington Higher Ed. Fin., VRDN, 4.875%, 6/15/56 (Tender
6/15/26) (4) 250 250
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 252
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  540 543
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 100
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 336
Clifton Higher Ed. Fin., Valor Education, Series A, 5.00%,
6/15/34 (4) 325 314
Conroe Local Gov't, Convention Center Hotel, 3.50%,
10/1/31 (4) 385 321
Denton County, Public Improvement, 5.00%, 12/31/35 (4) 250 244
Houston Airport System, United Airlines, Series B, 5.50%,
7/15/37 (5) 500 514

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/30 (5) 500 500
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35 (5) 100 100
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 100
Lavon, Elevon Public Improvement Dist., 4.25%, 9/15/31 (4) 200 194
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (5) 185 185
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (4)(5) 500 499
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 502
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series B, VR, 2.00%, 11/15/61, (2.00% PIK) (2)(13) 161 56
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A,
5.00%, 11/15/26  170 167
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (10) 50 52
North East Texas Regional Mobility Auth., Senior Lien, 5.00%,
1/1/26  200 202
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (4)(5) 345 312
Port of Beaumont Navigation Dist., Jefferson Gulf Coast
Energy, Series A, 5.00%, 1/1/39 (4)(5) 250 242
Princeton, Eastridge Public Improvement Dist., 4.60%,
9/1/35 (4) 100 98
Tarrant County Cultural Ed. Fac. Fin., Baylor Health Care
System Project, VRDN, 2.80%, 11/15/50  100 100
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 535
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  300 316
7,034
UTAH  1.0%
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (4) 500 497
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 460
Vineyard Redev. Agency, 4.00%, 5/1/39 (6) 100 95
1,052
VIRGINIA  3.1%
Hanover County Economic Dev. Auth., Covenant Woods,
4.00%, 7/1/30 (4) 255 249
Henrico County Economic Dev. Auth., Westminster Canterbury
Richmond, 5.00%, 10/1/37  245 250
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  150 150

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/26  400 401
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  170 171
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (4) 100 94
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (4) 150 139
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (5) 120 125
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (5) 695 720
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (5) 265 260
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (5) 400 368
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/32 (5) 500 523
3,450
WASHINGTON  2.0%
Washington State Housing Fin. Commission, Bayview Manor
Homes, Series A, 4.00%, 7/1/26 (4) 100 99
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/29  300 311
Washington State Housing Fin. Commission, Social Certificate,
Series 2021-1, Class A, 3.50%, 12/20/35  704 654
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  739 666
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.085%, 3/20/50 (Prerefunded
3/20/40) (10) 224 206
Washington State Housing Fin. Commission, Transforming Age
Project, Series A, 5.00%, 1/1/34 (4) 245 243
2,179
WEST VIRGINIA  1.5%
Monongalia County, Series A, 5.00%, 6/1/33 (4) 530 543
West Virginia Economic Dev. Auth., Appalachian Power, VRDN,
0.625%, 12/1/38 (Tender 12/15/25)  750 737
West Virginia Economic Dev. Auth., Commercial Metals
Company Project, VRDN, 4.625%, 4/15/55 (Tender 5/15/32) (5) 250 248
West Virginia Economic Dev. Auth., Mitchell Project,
Series 2014-A, VRDN, 4.70%, 4/1/36 (Tender 6/17/26) (5) 150 151
1,679

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
WISCONSIN  4.8%
PFA, Campus Real Estate Holding Corporation Project,
Series A, 5.00%, 6/1/30  150 155
PFA, Cincinnati Classical Academy, Series A, 5.375%,
6/15/39 (4) 100 96
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (4) 100 99
PFA, Kahala Nui Project, 5.00%, 11/15/40  350 362
PFA, KSU Bixby Real Estate Foundation, Series B, 5.25%,
6/15/35  100 106
PFA, KSU Bixby Real Estate Foundation, Series C, 5.00%,
6/15/35  100 101
PFA, Mary's Woods at Marylhurst Project, 5.00%, 5/15/30 (4) 100 101
PFA, Master Academy of Nevada - East Las Vegas Campus
Project, Series A, 5.00%, 12/15/34 (4) 250 255
PFA, Million Air Three LLC General Aviation Fac. Project,
Series A, 5.50%, 9/1/30 (4)(5) 250 257
PFA, Nolina & Sorella Project, RAN, 5.50%, 12/15/32 (4) 150 145
PFA, Piedmont Community Charter School, 5.00%, 6/15/34  250 255
PFA, Sheboygan Christian School Project, Series A, 6.25%,
4/1/45 (4) 200 190
Wisconsin HEFA, Chiara Housing and Services, Inc. Project,
5.625%, 7/1/45  300 283
Wisconsin HEFA, Dickson Hollow Phase II Project, 5.00%,
10/1/32  250 249
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (5) 500 493
Wisconsin PFA, Challenge Foundation Academy, 5.75%,
7/1/33 (4) 250 257
Wisconsin PFA, CHF Manoa LLC, Series A, 5.25%, 7/1/38 (4) 250 252
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (4) 35 35
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33 (4) 475 490
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (4) 85 81
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (5) 445 419
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 233
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (4) 100 96
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (4) 235 239
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (4)(8) 15 16

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (4) 100 96
5,361
Total Municipal Securities (Cost $112,564) 110,125
Total Investments in Securities  99.5%
(Cost $112,564) $ 110,125
Other Assets Less Liabilities 0.5% 518
Net Assets 100.0% $ 110,643
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $29,655 and represents 26.8% of net assets.
(5) Interest subject to alternative minimum tax.
(6) Insured by Assured Guaranty Incorporated
(7) When-issued security
(8) Escrowed to maturity
(9) Insured by National Public Finance Guarantee Corporation
(10) Prerefunded date is used in determining portfolio maturity.
(11) Insured by Build America Mutual Assurance Company
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Intermediate Tax-Free High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ — $ — $ —
Municipal Securities — 110,125 — 110,125
Total $ — $ 110,125 $ — $ 110,125

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F100-054Q1 05/25